Income tax (Details) - Schedule of Tax Losses - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income tax (Details) - Schedule of Tax Losses [Line Items]
Balance as beginning		$ 740,337	$ 738,261
Adjustment to tax losses from prior periods			2,076
Tax losses generated during the period
Balance as ending		740,337	740,337
Colombian Subsidiaries [Member]
Income tax (Details) - Schedule of Tax Losses [Line Items]
Balance as beginning		33,562	33,624
Balance as ending		33,769	33,562
Transacciones Energéticas S.A.S. E.S.P. [Member]
Income tax (Details) - Schedule of Tax Losses [Line Items]
Income tax losses	[1]	126	158
Depósitos y Soluciones Logísticas S.A.S. [Member]
Income tax (Details) - Schedule of Tax Losses [Line Items]
Income tax losses		(24)	$ (220)
Marketplace Internacional Éxito y Servicios S.A.S. [Member]
Income tax (Details) - Schedule of Tax Losses [Line Items]
Income tax losses		$ 105

[1]	No deferred tax has been calculated for these tax losses because of the uncertainty on the recoverability with future taxable income.